Consolidated Financial Statement Details	12 Months Ended
Sep. 29, 2012
Consolidated Financial Statement Details

Note 3 – Consolidated Financial Statement Details

The following tables show the Company’s consolidated financial statement details as of September 29, 2012 and September 24, 2011 (in millions):

Property, Plant and Equipment

	2012	2011
Land and buildings	$2,439	$2,059
Machinery, equipment and internal-use software	15,743	6,926
Office furniture and equipment	241	184
Leasehold improvements	3,464	2,599

Gross property, plant and equipment	21,887	11,768
Accumulated depreciation and amortization	(6,435)	(3,991)

Net property, plant and equipment	$15,452	$7,777

Accrued Expenses

	2012	2011
Accrued warranty and related costs	$1,638	$1,240
Accrued taxes	1,535	1,140
Deferred margin on component sales	1,492	2,038
Accrued marketing and selling expenses	910	598
Accrued compensation and employee benefits	735	590
Other current liabilities	5,104	3,641

Total accrued expenses	$11,414	$9,247

Non-Current Liabilities

	2012	2011
Deferred tax liabilities	$13,847	$8,159
Other non-current liabilities	2,817	1,941

Total other non-current liabilities	$16,664	$10,100